UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22492

MainGate Trust
 (Exact name of registrant as specified in charter)

6075 Poplar Ave., Suite 720
Memphis, TN 38119
 (Address of principal executive offices) (Zip code)

Geoffrey Mavar
MainGate Trust
6075 Poplar Ave., Suite 720
Memphis, TN 38119
 (Name and address of agent for service)

(901) 537-1866
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

Item 1. Schedule of Investments.

MainGate MLP Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2017

Master Limited Partnerships and Related Companies - 99.2%(1)	Shares	Fair Value
Crude/Refined Products Pipelines and Storage - 36.2%(1)
United States - 36.2%(1)
Buckeye Partners, L.P.	1,200,000	$68,628,000
Genesis Energy, L.P. - Class A	3,100,000	82,770,000
Magellan Midstream Partners, L.P.	1,100,000	74,129,000
MPLX, L.P.	1,100,000	37,752,000
Phillips 66 Partners, L.P.	1,120,000	53,513,600
Plains All American Pipeline, L.P.	3,000,000	64,980,000
Plains GP Holdings, L.P. - Class A(2)	3,500,000	78,680,000
Semgroup Corporation - Class A(2)	3,275,000	84,167,500
Shell Midstream Partners, L.P.	3,150,000	87,160,500
Valero Energy Partners, L.P.	600,000	26,130,000
		657,910,600
Natural Gas/Natural Gas Liquid Pipelines and Storage - 43.1%(1)
United States - 43.1%(1)
Dominion Midstream Partners, L.P.	2,600,000	74,490,000
Energy Transfer Equity, L.P.(2)	8,850,000	153,724,500
Energy Transfer Partners, L.P.	3,910,000	74,329,100
Enterprise Products Partners, L.P.	5,850,000	152,509,500
EQT GP Holdings, L.P.(2)	1,300,000	37,076,000
EQT Midstream Partners, L.P.	500,000	38,185,000
Western Gas Equity Partners, L.P.(2)	2,100,000	85,113,000
Western Gas Partners, L.P.	1,100,000	56,188,000
Williams Companies, Inc.(2)	3,750,000	111,487,500
		783,102,600
Natural Gas Gathering/Processing - 19.9%(1)
United States - 19.9%(1)
Antero Midstream Partners, L.P.	1,900,000	64,163,000
Enlink Midstream Partners, L.P.	2,264,000	36,744,720
Enlink Midstream, LLC(2)	6,350,000	108,267,500
Targa Resources Corporation(2)	3,400,000	151,538,000
		360,713,220
Total Master Limited Partnerships and Related Companies (Cost $1,672,996,206)		1,801,726,420

Total Investments - 99.2% (Cost $1,672,996,206)(1)		1,801,726,420
Other Assets in Excess of Liabilities - 0.8%(1)		15,017,397
Net Assets Applicable to Common Stockholders - 100.0%(1)		$1,816,743,817

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	MLP general partner interest.

Tax Basis

The cost basis of investments for federal income tax purposes at August 31, 2017 was as follows:

Cost of investments	$1,613,558,050
Gross unrealized appreciation	287,720,140
Gross unrealized depreciation	(99,551,770)
Net unrealized appreciation	$188,168,370

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels that follow.

		Fair Value Measurements at Reporting Date Using
Description	Fair Value at August 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity Securities
Master Limited Partnerships and Related Companies (a)	$1,801,726,420	$1,801,726,420	$-	$-
Total	$1,801,726,420	$1,801,726,420	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments.

The Fund did not hold Level 2 or Level 3 investments at any time during the period ended August 31, 2017.  There were no transfers into and out of all Levels during the current period presented. It is the Fund’s policy to record transfers between all Levels at the end of the reporting period.

Derivative Financial Instruments

The Fund did not hold any derivative financial instruments during the period ended August 31, 2017.

Investments in Affiliates

If a Fund’s Holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act.  The Fund did not have affiliates during the period ended August 31, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MainGate Trust

By (Signature and Title) /s/ Matthew G. Mead
  Matthew G. Mead, President & Chief Executive Officer

Date October 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Matthew G. Mead
  Matthew G. Mead, President & Chief Executive Officer

Date October 26, 2017

By (Signature and Title) /s/ Geoffrey P. Mavar
  Geoffrey P. Mavar, Treasurer & Chief Financial Officer

Date October 26, 2017